Capital Structure and Equity Incentive Plan	9 Months Ended
Sep. 30, 2017
Retirement Benefits [Abstract]
Capital Structure and Equity Incentive Plan

8.	Capital Structure and Equity Incentive Plan:

The Company’s authorized common and preferred stock consists of 450,000,000 common shares and 50,000,000 preferred shares with a par value of USD 0.001 per share.

As of December 31, 2016 and September 30, 2017, the Company had a total of 18,277,893 common shares and no preferred shares outstanding.

On October 28, 2015, the Company’s Board of Directors approved an equity incentive plan (the “EIP”), providing for the granting of share-based awards to directors, officers and employees of the Company and its affiliates and to its consultants and service providers. The maximum aggregate number of shares of common stock of the Company, that may be delivered pursuant to awards granted under the EIP, shall be equal to 15% of the then issued and outstanding number of shares of common stock. On the same date, the Company’s Board of Directors approved the issuance of 33,222 restricted shares of the Company’s common stock to certain of its officers. As of December 31, 2016, all such shares had been vested and issued. During the nine months ended September 30, 2017, no additional shares were granted under the EIP, and as of September 30, 2017, there was no unrecognized compensation cost. On November 15, 2017, 200,000 restricted shares of the Company’s common stock were granted and issued to a senior officer of the Company, and were vested immediately upon issuance. The fair value of such restricted shares based on the average of the high-low trading price of the shares on November 15, 2017, was $355, which will be recorded as a non-cash share based compensation in the fourth quarter of 2017.

On April 27, 2017, the Company filed with the SEC a registration statement on Form F-1 with respect to a proposed offering of the Company’s shares of common stock in an amount of $10,000 (exclusive of the over-allotment option). Due to market conditions, the Company decided not to proceed with the planned public equity offering and on July 13, 2017, the relevant registration statement was withdrawn and offering costs of $329 were written-off during the nine-month period ended September 30, 2017.

On December 6, 2017, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”), pursuant to which the Company, in a private placement, agreed to issue and sell to the Investors an aggregate of 2,400,000 shares of its common stock at a price per share of $2.00 (the “Private Placement”). As a condition of the Purchase Agreement, the Company, Maritime Investors and each of the Company’s directors and executive officers entered into lock-up agreements pursuant to which they may not, among other things, offer or sell shares of the Company’s common stock until the earlier of i) 30 days after effective date (as defined therein) and ii) the disposition by the Investors of all of the shares of common stock they received in the Private Placement. In connection with the Private Placement, the Company also entered into a registration rights agreement with the Investors, pursuant to which the Company is obligated to prepare and file with the SEC a registration statement to register for resale the registrable securities (as defined therein) on or prior to December 21, 2017. The Private Placement closed on December 8, 2017, resulting in gross proceeds of $4,800, before deducting placement offering expenses, which will be used for general corporate purposes that may include the repayment of outstanding indebtedness.

Following the issuance of the 200,000 shares of common stock under the EIP, as well as the issuance of the 2,400,000 shares of common stock pursuant to the Private Placement, both discussed above, the Company’s outstanding common shares increased from 18,277,893 to 20,877,893.